Cavalier Adaptive Income Fund
CAVALIER ADAPTIVE INCOME FUND
INVESTMENT OBJECTIVES
The Cavalier Adaptive Income Fund (the "Fund") seeks total return through a combination of capital appreciation and current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund's prospectus entitled Class A shares on page 82 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers , and in the sections of the Fund's Statement of Additional Information entitled Additional Purchase and Redemption Information on page 39.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cavalier Adaptive Income Fund	Institutional Class Shares	Class C Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cavalier Adaptive Income Fund		Institutional Class Shares	Class C Shares	Class A Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b 1) Fees		none	1.00%	0.25%
Other Expenses		3.03%	3.07%	3.03%
Acquired Fund Fees and Expenses	[1]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses		4.14%	5.18%	4.39%
Less Fee Waiver and/or Expense Limitation	[2]	(2.78%)	(2.82%)	(2.78%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation		1.36%	2.36%	1.61%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	Cavalier Investments, LLC, the investment advisor to the Fund (the "Advisor"), has entered into an e xpense l imitation a greement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of : (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25%, 2.25%, and 1.50% of the average daily net assets of the Institutional, Class C, and Class A shares of the Fund, respectively. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through September 30, 2019, and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the e xpense l imitation a greement.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through September 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cavalier Adaptive Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	138	1,004	1,884	4,153
Class C Shares	339	1,301	2,358	4,986
Class A Shares	606	1,479	2,361	4,616

You would pay the following expenses if you did not redeem your shares:
Expense Example, No redemption - Cavalier Adaptive Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	138	1,004	1,884	4,153
Class C Shares	239	1,301	2,358	4,986
Class A Shares	606	1,479	2,361	4,616

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  For the fiscal year ended May 31, 2018 , the Fund's portfolio turnover rate was 99.44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's portfolio managers seek to achieve the Fund's investment objective of total return by investing primarily in fixed income securities. These investments may include mortgage backed securities, asset backed securities, commercial mortgage backed securities, non-agency mortgage backed securities, corporate investment grade securities, convertible securities, high yield, high risk bonds (commonly known as "junk bonds"), securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises, preferred securities, and global debt securities.

The Fund may invest in corporate high-yield (high risk) instruments rated below investment grade (commonly referred to as "junk bonds") with up to 15% of the Fund's assets. Below investment grade securities are securities that are rated below BBB- by S&P Global Ratings or Baa3 by Moody's Investors Service, Inc. , or are comparably rated by another Nationally Recognized Statistical Rating Organization ("NRSRO") or, if unrated, determined by the Advisor to be of comparable quality.

The  Fund may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds. The  fixed income securities in which the Fund invests do not have an established average portfolio duration and the average portfolio durations will vary.  The Fund will not be limited in its investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.

The portfolio managers will sell a portfolio security when a more attractive investment opportunity is identified, or the Fund's portfolio needs to be rebalanced. As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund's performance due to higher transactions costs and higher taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund will be subject to the following principal risks:

Asset-Backed Securities Investment Risk. Asset-backed securities risk is the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

Convertible Securities Risk.   Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund or a Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

Corporate Debt Securities Risk.   The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Credit Risk. Credit risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund's income might be reduced, the value of the Fund's investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security's or other instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as "junk bonds") tend to be particularly sensitive to these changes.

Cybersecurity Risk. As part of its business, the Advisor processes, stores , and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties , and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Fixed Income Risk.   Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Advisor to be of comparable quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Foreign Securities and Emerging Markets Risk.   The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

High-Yield Risk.   The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.

Inflation Risk.   Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.

Interest Rate Risk.   Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.

Mortgage-Backed Securities Risk. Mortgage-backed securities risk refers to the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security.

Portfolio Turnover Risk.   The Advisor will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Preferred Equity Risk.  Preferred equity's right to dividends and liquidation proceeds is junior to the rights of a company's debt securities. The value of preferred equity may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company's creditworthiness. The value of preferred equity tends to vary more with fluctuations in the underlying common equity and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred equity may suffer a loss of value if dividends are not paid and have limited voting rights.

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

PERFORMANCE INFORMATION

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. Performance information for Class A shares will be included after the share class has been in operation for one complete calendar year. Although Class A and Class C shares would have similar annual returns because they have the same total annual fund operating expenses, Class A and Class C shares average annual total returns would be lower than those shown for Institutional Class Shares in the table because Class A and Class C shares generally have higher expenses than Institutional Class Shares. Performance for the periods shown below prior to February 12, 2018, is based on the prior investment strategy utilized by the Fund. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/801.htm for the Institutional Class Shares, by visiting http://www.ncfunds.com/fundpages/803.htm for the Class C Shares, and by visiting http://www.ncfunds.com/fundpages/875.htm for the Class A Shares.

Institutional Class Calendar Year Returns

During the periods shown in the bar chart above, the Fund's highest quarterly return was 3.2 8% (quarter ended March 31, 2016), and the Fund's lowest quarterly return was ‑1.48% (quarter ended June 30, 2013).  The Fund's year-to-date return as of June 30, 2018, was 1.96%.

Average Annual Total Returns Periods Ended December 31, 2017
Average Annual Total Returns - Cavalier Adaptive Income Fund	Label	Past 1 Year	Past 5 Years	Since Inception [1]	Inception Date
Institutional Class Shares	Before taxes	4.89%	2.47%	2.68%	Oct. 02, 2009
Institutional Class Shares | After Taxes on Distributions	After taxes on distributions	2.74%	1.49%	1.69%
Institutional Class Shares | After Taxes on Distributions and Sales	After taxes on distributions and sale of shares	2.76%	1.45%	1.66%
Institutional Class Shares | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	3.54%	2.10%	3.50%
Class C Shares	Before taxes	3.92%	1.47%	1.61%	Feb. 18, 2011
Class C Shares | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	3.54%	2.10%	3.24%
[1]	October 2, 2009 for Institutional Class Shares and February 18, 2011 for Class C Shares .

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.